      As filed with the Securities and Exchange Commission on July 2, 1997


                                        Securities Act Registration No. 33-10649

                                Investment Company Act Registration No. 811-4930
--------------------------------------------------------------------------------
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          / /

                          PRE-EFFECTIVE AMENDMENT NO.                        / /


                       POST-EFFECTIVE AMENDMENT NO. 17                       /X/


                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE

                         INVESTMENT COMPANY ACT OF 1940                      / /


                               AMENDMENT NO. 21                              /X/


                        (Check appropriate box or boxes)
                            ------------------------

                         PRUDENTIAL MUNICIPAL BOND FUND

               (Exact name of registrant as specified in charter)

                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077

              (Address of Principal Executive Offices) (Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 214-1250

                               S. JANE ROSE, ESQ.

                              GATEWAY CENTER THREE

                              100 MULBERRY STREET

                         NEWARK, NEW JERSEY 07102-4077

                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

                   AS SOON AS PRACTICABLE AFTER THE EFFECTIVE

                      DATE OF THE REGISTRATION STATEMENT.

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE

                            (CHECK APPROPRIATE BOX):


                        / / immediately upon filing pursuant to paragraph (b)


                        / / on (date) pursuant to paragraph (b)


                        /X/ 60 days after filing pursuant to paragraph (a)(1)


                        / / on (date) pursuant to paragraph (a)(1)

                        / / 75 days after filing pursuant to paragraph (a)(2)

                        / / on (date) pursuant to paragraph (a)(2) of Rule 485.

                        If appropriate, check the following box:

                        / / this post-effective amendment designates a new
                            effective date for a previously filed post-effective amendment.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant has previously registered an indefinite number of shares of beneficial interest, par value $.01 per share. The Registrant filed a notice under such Rule for its fiscal year ended April 30, 1997 on June 26, 1997.
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
                             CROSS REFERENCE SHEET
                           (AS REQUIRED BY RULE 495)

N-1A ITEM NO.                                         LOCATION
----------------------------------------------------  ----------------------------------------
PART A
Item    1.  Cover Page..............................  Cover Page
Item    2.  Synopsis................................  Fund Expenses; Fund Highlights
Item    3.  Condensed Financial Information.........  Fund Expenses; Financial Highlights
Item    4.  General Description of Registrant.......  Cover Page; How the Fund Invests;
                                                      General Information
Item    5.  Management of Fund......................  Financial Highlights; How the Fund is
                                                      Managed; General Information
Item   5A.  Management's Discussion of Fund
            Performance.............................  Financial Highlights
Item    6.  Capital Stock and Other Securities......  Taxes, Dividends and Distributions;
                                                      General Information; Shareholder Guide
Item    7.  Purchase of Securities Being Offered....  Shareholder Guide; How the Fund Values
                                                      its Shares; How the Fund is Managed
Item    8.  Redemption or Repurchase................  Shareholder Guide; General Information
Item    9.  Pending Legal Proceedings...............  How the Fund is Managed

PART B
Item   10.  Cover Page..............................  Cover Page
Item   11.  Table of Contents.......................  Table of Contents
Item   12.  General Information and History.........  General Information
Item   13.  Investment Objectives and Policies......  Investment Objectives and Policies;
                                                      Investment Restrictions
Item   14.  Management of the Fund..................  Trustees and Officers; Manager;
                                                      Distributor; Supplement
Item   15.  Control Persons and Principal Holders of
            Securities..............................  Trustees and Officers; Supplement
Item   16.  Investment Advisory and Other
            Services................................  Manager; Distributor; Custodian,
                                                      Transfer
                                                      and Dividend Disbursing Agent and
                                                      Independent Accountants
Item   17.  Brokerage Allocation and Other
            Practices...............................  Portfolio Transactions and Brokerage
Item   18.  Capital Stock and Other Securities......  Organization and Capitalization
Item   19.  Purchase, Redemption and Pricing of
            Securities Being Offered................  Purchase and Redemption of Fund Shares;
                                                      Shareholder Investment Account;
                                                      Supplement
Item   20.  Tax Status..............................  Taxes, Dividends and Distributions
Item   21.  Underwriters............................  Distributor
Item   22.  Calculation of Performance Data.........  Performance Information
Item   23.  Financial Statements....................  Financial Statements

PART C
       Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Post-Effective Amendment to the Registration Statement.

    The Prospectus, Statement of Additional Information, and Items 25 through 32 of Part C of Post-Effective Amendment No. 16 filed on July 1, 1997, and each previously filed Exhibit to this registration statement, with the exceptions of Exhibits 11(a) and 11(b), are incorporated by reference in their entirety to Post-Effective No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-10649).

                                     PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

    (A) FINANCIAL STATEMENTS:


        (1) Financial statements incorporated by reference from the Prospectus constituting Part A of the Post-Effective Amendment to the Registration Statement filed July 1, 1997


            Financial Highlights


        (2) The following financial statements incorporated by reference from the Statement of Additional Information constituting Part B of the Post-Effective Amendment to the Registration Statement filed July 1, 1997:


           Portfolios of Investments at April 30, 1997

           Statements of Assets and Liabilities at April 30, 1997

           Statements of Operations for the year ended April 30, 1997

           Statements of Changes in Net Assets for the years ended April 30, 1997 and April 30, 1996

           Notes to Financial Statements

           Financial Highlights

           Independent Auditors' Reports

    (B) EXHIBITS:

        1. (a) Amended and Restated Declaration of Trust, incorporated by reference to Exhibit No. 1(a) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed via EDGAR on May 5, 1995 (File No. 33-10649).

            (b) Amended and Restated Certificate of Designation, incorporated by reference to Exhibit No. 1(b) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed via EDGAR on May 5, 1995 (File No. 33-10649).

            (c) Amended Certificate of Designation, incorporated by reference to Exhibit No. 1(c) to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed via EDGAR on June 27, 1996 (File No. 33-10649).

        2. By-Laws, incorporated by reference to Exhibit No. 2(b) to Post-Effective Amendment No.11 to the Registration Statement on Form N-1A filed via EDGAR on July 6, 1994 (File No. 33-10649).


        4. Specimen receipt for shares of beneficial interest, incorporated by reference to Exhibit No. 4 to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed via EDGAR on July 1, 1997 (File No. 33-10649).



        5. (a) Amended and Restated Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc., incorporated by reference to Exhibit No. 5(a) to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed via EDGAR on June 27, 1996 (File No. 33-10649).



            (b) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation, incorporated by reference to Exhibit No. 5(b) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed via EDGAR on July 1, 1997 (File No. 33-10649).


        6. Amended and Restated Distribution Agreement, incorporated by reference to Exhibit No. 6 to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed via EDGAR on June 27, 1996 (File No. 33-10649).


        8. (a) Custodian Contract between the Registrant and State Street Bank and Trust Company, incorporated by reference to Exhibit No. 8(a) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed via EDGAR on July 1, 1997 (File No. 33-10649).


            (b) Subcustodian Agreement between State Street Bank and Trust Company and Morgan Guaranty Trust Co., incorporated by reference to Exhibit No. 8(b) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed on August 28, 1990 (File No. 33-10649).

            (c) Subcustodian Agreement between State Street Bank and Trust Company and Bankers Trust Company, incorporated by reference to Exhibit No. 8(c) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed on August 28, 1990 (File No. 33-10649).

            (d) Subcustodian Agreement between State Street Bank and Trust Company and Bankers Trust Company, incorporated by reference to Exhibit No. 8(d) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed on August 28, 1990 (File No. 33-10649).

            (e) Subcustodian Agreement between State Street Bank and Trust Company and Chemical Bank, incorporated by reference to Exhibit No. 8(e) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed on August 28, 1990 (File No. 33-10649).

            (f) Subcustodian Agreement between State Street Bank and Trust Company and Irving Bank, incorporated by reference to Exhibit No. 8(f) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed on August 28, 1990 (File No. 33-10649).


        9. Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, LLC, incorporated by reference to Exhibit No. 9 to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed via EDGAR on July 1, 1997 (File No. 33-10649).



        10. Opinion of Counsel, incorporated by reference to Exhibit No. 10 to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed via EDGAR on July 1, 1997 (File No. 33-10649).



        11. (a) Consent of Price Waterhouse LLP.*


            (b) Consent of Deloitte & Touche LLP*

        13. N/A

        15. (a) Distribution and Service Plan for Class A shares. Incorporated by reference to Exhibit No. 15(a) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed via EDGAR on May 5, 1995 (File No. 33-10649).

            (b) Distribution and Service Plan for Class B shares. Incorporated by reference to Exhibit No. 15(b) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed via EDGAR on May 5, 1995 (File No. 33-10649).

            (c) Distribution and Service Plan for Class C shares. Incorporated by reference to Exhibit No. 15(c) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed via EDGAR on May 5, 1995 (File No. 33-10649).


        16. (a) Schedule of Computation of Performance Quotations for Class B shares, incorporated by reference to Exhibit No. 16(a) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed via EDGAR on July 1, 1997 (File No. 33-10649).



            (b) Schedule of Computation of Performance Quotations for Class A shares, incorporated by reference to Exhibit No. 16(b) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed via EDGAR on July 1, 1997 (File No. 33-10649).



            (c) Schedule of Computation of Performance Quotations for Class C shares, incorporated by reference to Exhibit No. 16(c) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed via EDGAR on July 1, 1997 (File No. 33-10649).



            (d) Schedule of Computation of Performance Quotations for Class Z shares, incorporated by reference to Exhibit No. 16(d) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed via EDGAR on July 1, 1997 (File No. 33-10649).


        18. Rule 18f-3 Plan, incorporated by reference to Exhibit No. 18 to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed via EDGAR on June 27, 1996 (File No. 33-10649).


        27. Financial Data Schedules, incorporated by reference to Exhibit No. 27 to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed via EDGAR on July 1, 1997 (File No. 33-10649).


--------------
 *Filed herewith.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 2nd day of July, 1997.


                       PRUDENTIAL MUNICIPAL BOND FUND, INC.

                       /s/ Richard A. Redeker
                       -----------------------------------------------
                       (RICHARD A. REDEKER, PRESIDENT)

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                  SIGNATURE                                   TITLE                     DATE
---------------------------------------------  ----------------------------------------------------
/s/ Grace C. Torres                            Treasurer and Principal Financial       July 2, 1997
------------------------------------           and Accounting Officer
  GRACE C. TORRES

/s/ Edward D. Beach                            Trustee                                 July 2, 1997
------------------------------------
  EDWARD D. BEACH

/s/ Eugene C. Dorsey                           Trustee                                 July 2, 1997
------------------------------------
  EUGENE C. DORSEY

/s/ Delayne Dedrick Gold                       Trustee                                 July 2, 1997
------------------------------------
  DELAYNE DEDRICK GOLD

/s/ Robert F. Gunia                            Trustee                                 July 2, 1997
------------------------------------
  ROBERT F. GUNIA

/s/ Harry A. Jacobs, Jr.                       Trustee                                 July 2, 1997
------------------------------------
  HARRY A. JACOBS, JR.

/s/ Donald D. Lennox                           Trustee                                 July 2, 1997
------------------------------------
  DONALD D. LENNOX

/s/ Mendel A. Melzer                           Trustee                                 July 2, 1997
------------------------------------
  MENDEL A. MELZER

/s/ Thomas T. Mooney                           Trustee                                 July 2, 1997
------------------------------------
  THOMAS T. MOONEY

/s/ Thomas O'Brien                             Trustee                                 July 2, 1997
------------------------------------
  THOMAS O'BRIEN

/s/ Richard A. Redeker                         President and Trustee                   July 2, 1997
------------------------------------
  RICHARD A. REDEKER

/s/ Nancy H. Teeters                           Trustee                                 July 2, 1997
------------------------------------
  NANCY H. TEETERS

/s/ Louis A. Weil, III                         Trustee                                 July 2, 1997
------------------------------------
  LOUIS A. WEIL, III

                                 EXHIBIT INDEX


EXHIBIT    DESCRIPTION                                                                                                  PAGE
---------  --------------------------------------------------------------------------------------------------------    -----
1.         (a) Amended and Restated Declaration of Trust, incorporated by reference to Exhibit No. 1(a) to
           Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed via EDGAR on May 5,
           1995 (File No. 33-10649).
           (b) Amended and Restated Certificate of Designation, incorporated by reference to Exhibit No. 1(b) to
           Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed via EDGAR on May 5,
           1995 (File No. 33-10649).
           (c) Amended Certificate of Designation, incorporated by reference to Exhibit No. 1(c) to Post-Effective
           Amendment No. 14 to the Registration Statement on Form N-1A filed via EDGAR on June 27, 1996 (File No.
           33-10649).
2.         By-Laws, incorporated by reference to Exhibit No. 2(b) to Post-Effective Amendment No.11 to the
           Registration Statement on Form N-1A filed via EDGAR on July 6, 1994 (File No. 33-10649).
4.         Specimen receipt for shares of beneficial interest, incorporated by reference to Exhibit No. 4 to
           Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed via EDGAR on July 1,
           1997 (File No. 33-10649).
5.         (a) Amended and Restated Management Agreement between the Registrant and Prudential Mutual Fund
           Management, Inc., incorporated by reference to Exhibit No. 5(a) to Post-Effective Amendment No. 14 to
           the Registration Statement on Form N-1A filed via EDGAR on June 27, 1996 (File No. 33-10649).
           (b) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment
           Corporation, incorporated by reference to Exhibit No. 5(b) to Post-Effective Amendment No. 16 to the
           Registration Statement on Form N-1A filed via EDGAR on July 1, 1997 (File No. 33-10649).
6.         Amended and Restated Distribution Agreement, incorporated by reference to Exhibit No. 6 to
           Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed via EDGAR on June 27,
           1996 (File No. 33-10649).
8.         (a) Custodian Contract between the Registrant and State Street Bank and Trust Company, incorporated by reference to Exhibit No. 8(a) to Post-Effective Amendment No. 16 to the Registration Statement on Form
           N-1A filed via EDGAR on July 1, 1997 (File No. 33-10649).
           (b) Subcustodian Agreement between State Street Bank and Trust Company and Morgan Guaranty Trust Co.,
           incorporated by reference to Exhibit No. 8(b) to Post-Effective Amendment No. 6 to the Registration
           Statement on Form N-1A filed on August 28, 1990 (File No. 33-10649).
           (c) Subcustodian Agreement between State Street Bank and Trust Company and Bankers Trust Company,
           incorporated by reference to Exhibit No. 8(c) to Post-Effective Amendment No. 6 to the Registration
           Statement on Form N-1A filed on August 28, 1990 (File No. 33-10649).
           (d) Subcustodian Agreement between State Street Bank and Trust Company and Bankers Trust Company,
           incorporated by reference to Exhibit No. 8(d) to Post-Effective Amendment No. 6 to the Registration
           Statement on Form N-1A filed on August 28, 1990 (File No. 33-10649).
           (e) Subcustodian Agreement between State Street Bank and Trust Company and Chemical Bank, incorporated by reference to Exhibit No. 8(e) to Post-Effective Amendment No. 6 to the Registration Statement on Form
           N-1A filed on August 28, 1990 (File No. 33-10649).
           (f) Subcustodian Agreement between State Street Bank and Trust Company and Irving Bank, incorporated by reference to Exhibit No. 8(f) to Post-Effective Amendment No. 6 to the Registration Statement on Form
           N-1A filed on August 28, 1990 (File No. 33-10649).
9.         Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, LLC,
           incorporated by reference to Exhibit No. 9 to Post-Effective Amendment No. 16 to the Registration
           Statement on Form N-1A filed via EDGAR on July 1, 1997 (File No. 33-10649).
10.        Opinion of Counsel, incorporated by reference to Exhibit No. 10 to Post-Effective Amendment No. 16 to
           the Registration Statement on Form N-1A filed via EDGAR on July 1, 1997 (File No. 33-10649).
11.        (a) Consent of Price Waterhouse LLP.*
           (b) Consent of Deloitte & Touche LLP.*
13.        N/A

EXHIBIT    DESCRIPTION                                                                                                  PAGE
---------  --------------------------------------------------------------------------------------------------------    -----
15.        (a) Distribution and Service Plan for Class A shares. Incorporated by reference to Exhibit No. 15(a) to
           Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed via EDGAR on May 5,
           1995 (File No. 33-10649).
           (b) Distribution and Service Plan for Class B shares. Incorporated by reference to Exhibit No. 15(b) to
           Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed via EDGAR on May 5,
           1995 (File No. 33-10649).
           (c) Distribution and Service Plan for Class C shares. Incorporated by reference to Exhibit No. 15(c) to
           Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed via EDGAR on May 5,
           1995 (File No. 33-10649).
16.        (a) Schedule of Computation of Performance Quotations for Class B shares, incorporated by reference to
           Exhibit No. 16(a) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed via EDGAR on July 1, 1997 (File No. 33-10649).
           (b) Schedule of Computation of Performance Quotations for Class A shares, incorporated by reference to
           Exhibit No. 16(b) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed via EDGAR on July 1, 1997 (File No. 33-10649).
           (c) Schedule of Computation of Performance Quotations for Class C shares, incorporated by reference to
           Exhibit No. 16(c) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed via EDGAR on July 1, 1997 (File No. 33-10649).
           (d) Schedule of Computation of Performance Quotations for Class Z shares, incorporated by reference to
           Exhibit No. 16(d) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed via EDGAR on July 1, 1997 (File No. 33-10649).
18.        Rule 18f-3 Plan, incorporated by reference to Exhibit No. 18 to Post-Effective Amendment No. 14 to the
           Registration Statement on Form N-1A filed via EDGAR on June 27, 1996 (File No. 33-10649).
27.        Financial Data Schedules, incorporated by reference to Exhibit No. 27 to Post-Effective Amendment No. 16
           to the Registration Statement on Form N-1A filed via EDGAR on July 1, 1997 (File No. 33-10649).


--------------
 *Filed herewith.